Trade receivables	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables

	March 31, 2024	April 2, 2023
	$	$
Trade accounts receivable	57.1	30.4
Credit card receivables	3.7	2.5
Other receivables	12.3	19.5
	73.1	52.4
Less: expected credit loss and sales allowances	(2.7)	(1.5)
Trade receivables	70.4	50.9
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 31, 2024			April 2, 2023
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.4)	(1.1)	(1.5)	(0.3)	(0.8)	(1.1)
Losses recognized	(1.8)	—	(1.8)	(0.1)	(0.3)	(0.4)
Amounts settled or written off during the year	0.1	0.5	0.6	—	—	—
Balance at the end of the year	(2.1)	(0.6)	(2.7)	(0.4)	(1.1)	(1.5)